Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumption
A summary of the weighted-average assumptions is presented below for the six months ended June 30, 2020, and there were no awards of stock options during the six months ended June 30, 2021:

Six Months Ended June 30, 2020
Fair value per common share	$0.0011
Weighted-average risk-free interest rate	0.85%
Volatility	65.00%
Expected term (in years)	2.50
Dividend rate	0%

A summary of the weighted-average assumptions is presented below:

	December 31,
	2020	2019
Weighted-average grant date fair value	$—	$0.09
Weighted-average risk-free interest rate	0.81%	2.10%
Volatility	65.00%	65.00%
Expected term (in years)	2.50	4.00
Dividend rate	0%	0%

Summary of stock option activity
A summary of the Company’s stock option activity under the 2011 and 2014 Plans during the six months ended June 30, 2021 is presented below:

	Six Months Ended June 30, 2021
	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
	(in thousands)
Outstanding - January 1, 2021	38,258	$0.0197
Granted	—	—
Exercised	(7,440)	0.0079
Forfeited	(1,838)	0.0108

Outstanding - June 30, 2021	28,980	0.0219	7.8	$21,499

Exercisable - June 30, 2021	15,080	$0.0382	7.2	$10,948

A summary of the Company’s stock option activity under the 2011 and 2014 Plans for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Options (in thousands)	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2020	42,276	$0.1796
Granted	24,406	0.0011
Exercised	(2,061)	0.0100
Forfeited	(26,363)	0.0066

Outstanding - December 31, 2020	38,258	0.0197	8.2	$1,309

Exercisable - December 31, 2020	18,774	$0.0349	7.6	$581

Summary of the Company's non-vested restricted share awards
A summary of the Company’s nonvested restricted stock awards activity during the six months ended June 30, 2021 is presented below:

	Six Months Ended June 30, 2021
	Restricted Stock Awards	Weighted-Average Grant-Date Fair Value
	(in thousands)

Nonvested - January 1, 2021	9,767	$0.0011
Granted	—	—
Vested	(3,293)	0.0011
Canceled	(113)	0.0011

Nonvested - June 30, 2021	6,361	$0.0011

A summary of the Company’s
non-vested
restricted share awards for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Restricted Stock Awards	Weighted- Average Grant- Date Fair Value
	(in thousands)
Nonvested at January 1, 2020	—	$—
Granted	38,224	0.0011
Vested	(26,050)	0.0011
Forfeited	(2,407)	0.0011

Nonvested at December 31, 2020	9,767	0.0011

Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company's non-vested restricted share awards
A summary of the Company’s nonvested restricted stock units activity during the six months ended June 30, 2021 is presented below:

	Six Months Ended June 30, 2021
	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)

Nonvested - January 1, 2021	—	$—
Granted	99,380	0.6402
Vested	(375)	0.7333
Canceled	(905)	0.6344

Nonvested - June 30, 2021	98,100	$0.6399